Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Foreign Currency Exchange Rate, Translation Value	$ 1,000	¥ 6,897.2000
Restricted cash		¥ 507,164,000	¥ 657,464,000
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Impairment of Intangible Assets, Finite-lived		¥ 0	717,000	¥ 0
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount		0	784,000	0
impairment loss, Equity Method Investment		0	0	0
Excise and Sales Taxes		¥ 257,154,000	309,891,000	¥ 229,209,000
Effective Income Tax Rate Reconciliation, Percent	50.00%	50.00%
Cash and cash equivalents and restricted cash		¥ 1,492,694,000	1,406,313,000
Percentage of Cash and Cash Equivalents at Carrying Value Available for Conversion to Foreign Currency.		¥ 71,370	¥ 94,680
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses	Operating Expenses
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	38.55%	38.55%	39.93%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	34.39%	34.39%	36.53%	59.20%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Minimum [Member]
Percentage of Value Added Taxes		3.00%
Minimum [Member] | Other Investee [Member]
Equity Method Investment, Ownership Percentage		20.00%
Maximum [Member]
Percentage of Value Added Taxes		6.00%
Maximum [Member] | Other Investee [Member]
Equity Method Investment, Ownership Percentage		50.00%
Exclusive Business Cooperation Agreements [Member]
Percentage of technical support and consulting services in return for fees on total profit		100.00%